Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2019
Cost of revenues
Schedule of cost of revenue
Cost of revenues consist of the following:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Bandwidth costs	433,600,999	555,863,781	617,801,344
Revenue sharing fees and content costs	1,373,133,060	2,790,038,662	5,176,508,004
Other s	83,634,718	157,453,785	292,763,988

Total	1,890,368,777	3,503,356,228	6,087,073,336